Long-Term Debt - Disclosure of Principal and Carrying Amount of Long-Term Debt Outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Long Term Debt [Line Items]
Debt instrument, principal outstanding balance	$ 67,500
Outstanding credit facility amount	2,358,569	$ 2,428,579	$ 2,469,427
Current portion of long term debt	4,990	47,750	32,889
Long-term debt	$ 2,353,579	2,380,829	2,436,538
USD First Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
Credit facility, interest rate	4.83%
Debt instrument, principal outstanding balance	$ 1,895,654	2,021,097	2,041,616
Outstanding credit facility amount	$ 1,848,397	1,965,928	1,978,763
EUR First Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
Credit facility, interest rate	3.75%
Debt instrument, principal outstanding balance	$ 382,222	286,143	289,048
Outstanding credit facility amount	$ 453,540	296,198	307,584
USD Second Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
Credit facility, interest rate	8.33%
Debt instrument, principal outstanding balance	$ 95,000	210,000	210,000
Outstanding credit facility amount	$ 56,632	$ 166,453	161,524
CDN 2013 Debentures
Disclosure Of Long Term Debt [Line Items]
Credit facility, interest rate	7.50%
Debt instrument, principal outstanding balance			30,000
Outstanding credit facility amount			$ 21,556